UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-09221

                            COMMUNITY CAPITAL TRUST
               (Exact name of registrant as specified in charter)

                                2500 Weston Road
                                   Suite 101
                                Weston, FL 33331
                    (Address of principal executive offices)

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                          One Logan Square, Ste. 2000
                             Philadelphia, PA 19103
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-866-202-3573

                        Date of Fiscal Year End: May 31

            Date of Reporting Period: July 1, 2017 to June 30, 2018

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ITEM 1. PROXY VOTING RECORD.

         ATTACHED ARE THE PROXY VOTING RECORDS FOR THE FOLLOWING FUNDS:

                          CCM ALTERNATIVE INCOME FUND
            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

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                                NON-VOTING FUNDS

            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

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                                        CCM ALTERNATIVE INCOME FUND

 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
AIRCASTLE LIMITED
 SECURITY ID: G0129K104  TICKER: AYR
 Meeting Date: 18-May-18           Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - Withheld
 2  Appoint Ernst & Young LLP As the Company's
      Independent Registered Public Accounting Firm to
      Audit the Company's Financial Statements for Fiscal
      Year 2018 and Authorize the Directors of Aircastle
      Limited, Acting by the Audit Committee, to
      Determine the Independent Registered Public
      Accounting Firm's Fees.                             Management     For          Voted - For
 3  Approval of the Amended Bye-laws of Aircastle
      Limited to Adopt A Majority Voting Standard in the
      Elections of Directors.                             Management     For          Voted - For
 4  Approval of the Amended Bye-laws of Aircastle
      Limited to Amend the Advance Notice Provisions
      Relating to Shareholder Proposals and Director
      Nominations.                                        Management     For          Voted - For
 5  Approval of the Amended Bye-laws of Aircastle
      Limited to (i) Eliminate Provisions Related to
      Fortress Investment Fund III Lp and Its Affiliates,
      (ii) Modify Certain Additional Provisions to
      Reflect Changes in Bermuda Law and (iii) Make
      Certain Other Clarifying Changes.                   Management     For          Voted - For
 6  Advisory Vote to Approve Executive Compensation.      Management     For          Voted - For
BLACKSTONE MORTGAGE TRUST, INC
 SECURITY ID: 09257W100 TICKER: BXMT
 Meeting Date: 20-Jun-18           Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - Withheld
 2  Ratify the Appointment of Deloitte & Touche LLP As
      the Company's Independent Registered Public
      Accounting Firm for the Fiscal Year Ending December
      31, 2018.                                           Management     For          Voted - For
 3  Advisory Vote on Executive Compensation: to Approve
      in A Non-binding, Advisory Vote, the Compensation
      Paid to our Named Executive Officers.               Management     For          Voted - For
 4  Approve the Blackstone Mortgage Trust, Inc. 2018
      Stock Incentive Plan.                               Management     For          Voted - For
 5  Approve the Blackstone Mortgage Trust, Inc. 2018
      Manager Incentive Plan.                             Management     For          Voted - For


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                                        CCM ALTERNATIVE INCOME FUND

 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
CEDAR FAIR, L.P.
 SECURITY ID: 150185106  TICKER: FUN
 Meeting Date: 07-Jun-18           Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - For
 2  Confirm the Appointment of Deloitte & Touche LLP As
      our Independent Registered Public Accounting Firm.  Management     For          Voted - For
 3  Approve, on an Advisory Basis, the Compensation of
      our Named Executive Officers.                       Management     For          Voted - For
DELL TECHNOLOGIES INC.
 SECURITY ID: 24703L103  TICKER: DVMT
 Meeting Date: 25-Jun-18           Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - Withheld
 2  Ratification of the Appointment of
      PricewaterhouseCoopers LLP As Dell Technologies
      Inc.'s Independent Registered Public Accounting
      Firm for Fiscal Year Ending February 1, 2019        Management     For          Voted - For
 3  Approval, on an Advisory Basis, of the Compensation
      of Dell Technologies Inc.'s Named Executive
      Officers As Disclosed in the Proxy Statement        Management     For          Voted - For
DEUTSCHE HIGH INCOME OPPORTUNITIES FUND
 SECURITY ID: 25158Y102  TICKER: DHG
 Meeting Date: 20-Sep-17           Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - For
DIAGEO PLC
 SECURITY ID: 25243Q205  TICKER: DEO
 Meeting Date: 13-Sep-17           Meeting Type: Annual
 1  Report and Accounts 2017 Directors Remuneration
      Report 2017 Directors' Remuneration Policy 2017
      Declaration of Final Dividend Re-election of Board
      Members Re-appointment of Auditor Remuneration of
      Auditor Authority to Allot Shares Disapplication of
      Pre-emption Rights Authority to Purchase Own
      Ordinary Shares Authority to Make Political
      Donations And/or to Incur Political Expenditure in
      the Eu Adoption of the Diageo PLC 2017 Share Value
      Plan.                                               Management     For          Voted - For
 2  Directors Remuneration Report 2017                    Management     For          Voted - For
 3  Directors' Remuneration Policy 2017                   Management     For          Voted - For
 4  Re-election of Board Members                          Management     For          Voted - For
 5  Re-appointment of Auditor                             Management     For          Voted - For


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                          CCM ALTERNATIVE INCOME FUND



 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6  Remuneration of Auditor                               Management     For          Voted - For
 7  Authority to Allot Shares                             Management     For          Voted - For
 8  Disapplication of Pre-emption Rights                  Management     For          Voted - For
 9  Authority to Purchase Own Ordinary Shares             Management     For          Voted - For
 10 Authority to Make Political Donations And/or to
      Incur Political Expenditure in the Eu               Management     For          Voted - For
 11 Adoption of the Diageo PLC 2017 Share Value Plan.     Management     For          Voted - For
EATON VANCE LTD DURATION INCOME FD COM
 SECURITY ID: 27828H TICKER: EVV
 Meeting Date: 01-Jan-18      Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - For
FAF GOVERNMENT OBLIGATIONS FUND-CL Z
 SECURITY ID: 31846V567
 Meeting Date: 16-May-18      Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - Withheld
FAF GOVERNMENT OBLIGATIONS FUND-X
 SECURITY ID: 31846V336
 Meeting Date: 16-May-18      Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - Withheld
FIRST AMERICAN FUNDS
 SECURITY ID: 31846V336
 Meeting Date: 16-May-18      Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - Withheld
FS INVESTMENT CORPORATION
 SECURITY ID: 302635107 TICKER: FSIC
 Meeting Date: 26-Mar-18      Meeting Type: Special
 1  F to Approve A New Investment Advisory Agreement,
      by and Between the Company and Fb Income Advisor,
      Llc ("fb Income Advisor") (the "fb Income Advisor
      Investment Co-advisory Agreement"), and A New
      Investment Advisory Agreement, by and Between the
      Company and Kkr Credit Advisors (us) Llc ("kkr
      Credit") (the "kkr Investment Co-advisory
      Agreement" And, Together with the Fb Income Advisor


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                                        CCM ALTERNATIVE INCOME FUND

 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Investment Co-advisory Agreement, the "investment
      Co-advisory Agreements").                           Management     For          Voted - For
 2  2. F to Approve A New Investment Advisory
      Agreement, by and Between the Company and Fs/kkr
      Advisor, Llc, A Newly-formed Investment Adviser
      Jointly Operated by an Affiliate of Franklin Square
      Holdings, L.p. and Kkr Credit (the "joint Advisor")
      (the "joint Advisor Investment Advisory
      Agreement"), Pursuant to Which the Joint Advisor
      Will Act As Investment Adviser to the Company.      Management     For          Voted - For
INDEPENDENCE REALTY TRUST, INC.
 SECURITY ID: 45378A106  TICKER: IRT
 Meeting Date: 17-May-18           Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - Abstain
 2  Proposal to Approve the Selection of KPMG LLP As
      Independent Registered Public Accounting Firm for
      2018 Fiscal Year.                                   Management     For          Voted - For
MACQUARIE INFRASTRUCTURE CORPORATION
 SECURITY ID: 55608B105  TICKER: MIC
 Meeting Date: 16-May-18           Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - Against
 2  The Ratification of the Selection of KPMG LLP As
      our Independent Auditor for the Fiscal Year Ending
      December 31, 2018.                                  Management     For          Voted - For
 3  The Approval, on an Advisory Basis, of Executive
      Compensation.                                       Management     For          Voted - Against
NRG YIELD, INC.
 SECURITY ID: 62942X405  TICKER: NYLD
 Meeting Date: 24-Apr-18           Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - Withheld
 2  To Approve, on A Non-binding Advisory Basis, Nrg
      Yield, Inc.'s Executive Compensation                Management     For          Voted - For
 3  To Ratify the Appointment of KPMG LLP As Nrg Yield,
      Inc.'s Independent Registered Public Accounting
      Firm for the 2018 Fiscal Year.                      Management     For          Voted - For
ONEOK, INC.
 SECURITY ID: 682680103  TICKER: OKE
 Meeting Date: 23-May-18           Meeting Type: Annual
 1  Election of Directors                                 Management     For          Voted - For


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                               CCM ALTERNATIVE INCOME FUND

 PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2  Ratification of the Selection of
      PricewaterhouseCoopers LLP As the Independent
      Registered Public Accounting Firm of Oneok, Inc.
      for the Year Ending December 31, 2018.            Management     For          Voted - For
 3  Approve the Oneok, Inc. Equity Incentive Plan.      Management     For          Voted - For
 4  An Advisory Vote to Approve Oneok, Inc.'s Executive
      Compensation.                                     Management     For          Voted - For
PATTERN ENERGY GROUP INC.
 SECURITY ID: 70338P100 TICKER: PEGI
 Meeting Date: 06-Jun-18  Meeting Type: Annual
 1  Election of Directors                               Management     For          Voted - For
 2  An Advisory Vote to Approve Executive Compensation. Management     For          Voted - For
PENNANTPARK FLOATING RATE CAPITAL LTD.
 SECURITY ID: 70806A106 TICKER: PFLT
 Meeting Date: 06-Feb-18  Meeting Type: Annual
 1  Election of Directors                               Management     For          Voted - Withheld
 2  To Ratify the Selection of Rsm Us LLP to Serve As
      the Company's Independent Registered Public
      Accounting Firm for the Fiscal Year Ending
      September 30, 2018.                               Management     For          Voted - For
PIMCO CLOSED-END FUNDS
 SECURITY ID: 72202D106 TICKER: PCI
 Meeting Date: 27-Apr-18  Meeting Type: Annual
 1  Election of Directors                               Management     For          Voted - Withheld
PRUDENTIAL GLOBAL SHORT DUR HIGH YLD FD
 SECURITY ID: 74433A109 TICKER: GHY
 Meeting Date: 09-Mar-18  Meeting Type: Annual
 1  Election of Directors                               Management     For          Voted - For
SCORPIO TANKERS INC.
 SECURITY ID: Y7542C106 TICKER: STNG
 Meeting Date: 30-May-18  Meeting Type: Annual
 1  Election of Directors                               Management     For          Voted - Withheld
 2  To Approve the Appointment of
      PricewaterhouseCoopers Audit As the Company's


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                                        CCM ALTERNATIVE INCOME FUND

 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
      Independent Auditors for the Fiscal Year Ending
      December 31, 2018.                                 Management     For          Voted - For
 3  To Approve an Amendment to the Company's Amended
      and Restated Articles of Incorporation to Increase
      the Aggregate Number of Shares of Capital Stock
      That the Company is Authorized to Issue As Better
      Particularized in the Company's Proxy Materials.   Management     For          Voted - For
STARWOOD PROPERTY TRUST, INC.
 SECURITY ID: 85571B105  TICKER: STWD
 Meeting Date: 02-May-18           Meeting Type: Annual
 1  Election of Directors                                Management     For          Voted - Withheld
 2  To Approve, on an Advisory Basis, the Company's
      Executive Compensation As Disclosed in the
      Accompanying Proxy Statement.                      Management     For          Voted - For
 3  To Ratify the Audit Committee's Appointment of
      Deloitte & Touche LLP As the Company's Independent
      Registered Public Accounting Firm for the Calendar
      Year Ending December 31, 2018.                     Management     For          Voted - For
TIPTREE INC.
 SECURITY ID: 88822Q103  TICKER: TIPT
 Meeting Date: 06-Jun-18           Meeting Type: Annual
 1  Election of Directors                                Management     For          Voted - Withheld
 2  To Approve the Amendment and Restatement of our
      Charter to Remove the Class B Common Stock.        Management     For          Voted - For
 3  To Ratify the Selection of Deloitte & Touche LLP As
      our Independent Registered Public Accounting Firm
      for the Fiscal Year Ending December 31, 2018.      Management     For          Voted - For
W. P. CAREY INC.
 SECURITY ID: 92936U109  TICKER: WPC
 Meeting Date: 14-Jun-18           Meeting Type: Annual
 1  Election of Directors                                Management     For          Voted - For
 2  To Approve the Advisory Resolution on Executive
      Compensation.                                      Management     For          Voted - For
 3  Ratification of Appointment of
      PricewaterhouseCoopers LLP As the Company's
      Independent Registered Public Accounting Firm for
      2018.                                              Management     For          Voted - For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COMMUNITY CAPITAL TRUST

By: /s/ David K. Downes
    --------------------
    David K. Downes
    President
    Date: August 31, 2018